Equity - Schedule of Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Options [Abstract]
Outstanding, Number of stock options beginning balance	1,088	976
Outstanding, Weighted average exercise price beginning balance	$ 2,389.27	$ 1,512
Granted, Number of stock options	66	167
Granted, Weighted average exercise price	$ 2,156.76	$ 7,000
Forfeited, Number of stock options	(407)	(10)
Forfeited, Weighted average exercise price	$ 2,428.63	$ 840
Exercised, Number of stock options		(45)
Exercised, Weighted average exercise price		$ 840
Outstanding, Number of stock options ending balance	747	1,088
Outstanding, Weighted average exercise price ending balance	$ 2,347.25	$ 2,389.27